Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	$ 852	$ 600
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,018	2,766
Total assets	5,179	4,608
Total liabilities	1,034	162
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	271	358
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	7	40
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	546	60
Recurring | Other liabilities.
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	488	103
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments		0
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	306	263
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	852	600
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	3	12
Derivatives designated as hedging - Liabilities	336
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	184	359
Derivatives designated as hedging - Liabilities	674	117
Derivatives not designated as hedging - Assets	42	21
Derivatives not designated as hedging - Liabilities	16	42
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	3,712	2,502
Recurring | Level 1 And 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	49	6
Derivatives not designated as hedging - Liabilities	8	4
Recurring | Level 2 And 3
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 31	37
Recurring | Common Stock | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments		$ 807